Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 31, 2015 vessel	Jun. 30, 2016 USD ($) $ / shares shares	Jul. 31, 2015	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) vessel shares	Nov. 30, 2017	Nov. 27, 2017 USD ($) $ / shares	Sep. 25, 2017 $ / shares	May 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Net cash proceeds				$ 172,930	$ 327,419	$ 575,368
Increase in carrying amount of non-controlling interest				285,643	338,253	535,784
Increases (decreases) to retained earnings				23,530	9,732	(152,729)
Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Amount purchased for shares								$ 151,300
Business acquisition, share price (in USD per share) | $ / shares								$ 1.70
Retained Earnings
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest					(4,993)
Increases (decreases) to retained earnings				23,530	$ 9,732	$ (152,729)
Teekay Parent | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage							8.20%
Teekay Parent | Class A | Suezmax | Principal Maritime Tankers
Subsidiary or Equity Method Investee [Line Items]
Number of common stock issued (in shares) | shares						4,500,000
Teekay Offshore
Subsidiary or Equity Method Investee [Line Items]
Proceeds from issuance of convertible preferred stock		$ 100,000
Proceeds from issuance of equity, net		$ 97,200
Teekay Offshore | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Due to Affiliate				$ 200,000
Teekay Offshore | Series C-1 Preferred Units
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate				8.60%
Conversion of convertible securities (in shares) | shares		8,500,000
Teekay Offshore | Series D Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares) | shares		4,000,000
Preferred units dividend rate		10.50%		10.50%
Net cash proceeds		$ 61,100
Teekay Offshore | Series D Preferred Stock | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares) | shares		1,040,000
Teekay Offshore | Series C Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate			8.60%
Teekay Offshore | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions, Units | shares				2,400,000	4,700,000
Contributions					$ 500
Teekay Offshore | Common Stock | Petrojarl Knarr FPSO | Fair Value Asset (Liability)
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 300,000
Number of common stock issued (in shares) | shares						14,400,000
Teekay Offshore | Payment in Kind
Subsidiary or Equity Method Investee [Line Items]
Value of common units					$ 24,900
Teekay Offshore | Payment in Kind | Common Stock | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions, Units | shares				1,700,000	2,500,000
Teekay Offshore | Preferred D Offering
Subsidiary or Equity Method Investee [Line Items]
Teekay Corporation portion of purchase		$ 26,000			$ 26,000
Net cash proceeds		$ 71,300			71,250
Value of common units					$ 100,000
Teekay Offshore | Induced Exchange of Series C Preferred Units | Series C Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Shares converted | shares		1,900,000
Teekay Offshore | Extinguishment of Series C Preferred Units | Series C Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Shares converted | shares		8,500,000
Teekay Offshore | The $4.55 Warrants
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares) | shares		4,500,000
Warrants outstanding (in shares) | shares		4,500,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 4.55							$ 4.55
Net cash proceeds		$ 7,000
Teekay Offshore | The $4.55 Warrants | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares) | shares		1,170,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 4.55
Teekay Offshore | The $6.05 Warrants
Subsidiary or Equity Method Investee [Line Items]
Units issued (in shares) | shares		2,250,000
Warrants outstanding (in shares) | shares		2,250,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 6.05							$ 6.05
Exercise premium percent		33.00%
Net cash proceeds		$ 3,100
Teekay Offshore | The $6.05 Warrants | Affiliated Entity
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares) | shares		585,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 6.05
Teekay Offshore | The Warrants
Subsidiary or Equity Method Investee [Line Items]
Warrant term		7 years
Period after which warrants are exercisable		6 months
Teekay Offshore | General Partner
Subsidiary or Equity Method Investee [Line Items]
Interest of Company's general partner				2.00%	2.00%
Teekay Offshore | Limited Partner | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Conversion of convertible securities (in shares) | shares		8,300,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage										50.00%
Increase in carrying amount of non-controlling interest						$ 168,100
Teekay Tankers | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage							88.70%
Amount purchased for shares								$ 151,300
Business acquisition, share price (in USD per share) | $ / shares								$ 1.7
Teekay Tankers | Ship-to-Ship Transfer Business (SPT)
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | vessel	6
Teekay Tankers | Suezmax | Principal Maritime Tankers
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | vessel						12
Teekay Tankers | Class A | Suezmax | Principal Maritime Tankers
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 30,000
Teekay Tankers | Class B | Ship-to-Ship Transfer Business (SPT)
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 45,500
Number of common stock issued (in shares) | shares						6,500,000
Teekay Tankers | Retained Earnings
Subsidiary or Equity Method Investee [Line Items]
Decrease in retained earnings						$ 168,100